Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, authorized	1,874,700,000	1,874,700,000
Common stock, issued	1,285,919,180	1,285,919,180
Treasury stock, shares	14,206,633	14,072,545